Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units ("CGU") (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill		$ 353,645	$ 123,537
Vuram [member]
Disclosure of information for cash-generating units [line items]
Goodwill		105,959	0
The Smart Cube [member]
Disclosure of information for cash-generating units [line items]
Goodwill		86,819	0
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Goodwill		39,082	39,082
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill		38,787	42,051
Denali [member]
Disclosure of information for cash-generating units [line items]
Goodwill		29,542	29,542
OptiBuy [member]
Disclosure of information for cash-generating units [line items]
Goodwill		26,400	0
Insurance [member]
Disclosure of information for cash-generating units [line items]
Goodwill		15,410	0
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	4,735	4,934
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill		3,713	4,522
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill		$ 3,198	$ 3,406

[1]	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance goodwill